Related Party Transactions (Details)				6 Months Ended	12 Months Ended
	May 24, 2021 shares	Aug. 31, 2020 USD ($) shares	Aug. 28, 2020 USD ($)	Jun. 30, 2022 USD ($) Day $ / shares	Dec. 31, 2021 USD ($) Day $ / shares	Dec. 31, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Sponsor, description		The Sponsor agreed to surrender for no consideration 656,250 founder shares when the option to purchase additional units was not exercised by the underwriters.
Due to affiliate				$ 300,000		$ 1,600,000
Warrant price per share (in Dollars per share) | $ / shares				$ 1	$ 1
Working capital loan				$ 1,500,000	$ 1,500,000
Related Party Transactions						400,000
Due from affiliate						2,000,000
Founder shares
Related Party Transactions (Details) [Line Items]
Issuance of aggregate		$ 25,000
Number of shares forfeited | shares		656,250
Number of shares not subject to forfeiture when underwriters' over allotment option was not exercised | shares		350,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day				30	30
Restrictions on transfer period of time after business combination completion					1 year
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Issuance of aggregate shares (in Shares) | shares		5,031,250
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 12	$ 12
Marc Holtzman | Founder shares
Related Party Transactions (Details) [Line Items]
Number of shares transferred | shares		25,000
Bradford Allen | Founder shares
Related Party Transactions (Details) [Line Items]
Number of shares transferred | shares		25,000
Mr. Coker | Founder shares
Related Party Transactions (Details) [Line Items]
Number of shares forfeited | shares	300,000
Number of shares transferred | shares		300,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Loan amount			$ 250,000
Borrowed amount					$ 176,000	176,000
Working capital loan				$ 0	$ 0	$ 0